                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006.
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:    1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
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   Address:      10 Duke of York Square
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                 London SW3 4LY
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                 United Kingdom
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Form 13F File Number: 28-10987
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
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Title:    General Counsel
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Phone:    011-44-20-790 1 8330
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Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England     February 8, 2007
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
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Form 13F Information Table Entry Total: 9
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Form 13F Information Table Value Total: 386,278 (x $1,000)
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                                            (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        28-10988                     Polygon Investment Partners LP
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    02        28-10989                     Polygon Investments Ltd.
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FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (X$1000)  PRN AMT PRN  CALL DISCRETION  MANAGERS     SOLE  SHARED NONE
--------------                --------------     -----      -------   ------- ---  ---- ----------  --------    ------ ------ ----
ENTERGY CORP                    COM              29364G103    14894    190400  SH        DEFINED     01:02      190400   0      0
FREESCALE SEMICONDUCTOR INC     CL B             35687M206    57015   1500000  SH        DEFINED     01:02     1500000   0      0
GOLD KIST INC                   COM              380614107    14312    686800  SH        DEFINED     01:02      686800   0      0
HCA INC                         COM              404119109    99780   2000000  SH        DEFINED     01:02     2000000   0      0
INCO LTD                        COM              453258402   125502   1645500  SH        DEFINED     01:02     1645500   0      0
LIGAND PHARMACEUTICALS INC      CL B             53220K207      461     46000  SH        DEFINED     01:02       46000   0      0
LONESTAR STEAKHOUSE SALOON      COM              542307103    11624    418600  SH        DEFINED     01:02      418600   0      0
MCDONALDS CORP                  COM              580135101    29340    750000  SH        DEFINED     01:02      750000   0      0
YANKEE CANDLE INC               COM              984757104    33350   1139400  SH        DEFINED     01:02     1139400   0      0

